Financial risk management - Summary Of Undiscounted Cash Flow (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		S/ 93,683,898	S/ 92,262,901
Derivative financial assets held for trading	[1]	99,099	203,082
Derivative financial liabilities held for trading	[1]	100,784	283,882
Derivative financial assets held for hedging		59,002	312,718
Derivative financial liabilities held for hedging		(44,611)	(13,156)
Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		49,754,272	49,075,344
Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		119,712	30,012
Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		10,514,117	8,094,378
Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,019,809	8,602,964
Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		40,565	45,809
Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		24,179,227	23,881,102
Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,056,196	2,533,292
Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		3,638,646	4,540,352
Derivative financial liabilities held for trading		3,639,431	4,620,312
Total		(785)	(79,960)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		2,081,977	2,162,029
Derivative financial liabilities held for hedging		2,161,646	1,919,675
Total		(79,669)	242,354
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		39,180,396	40,833,243
Up to 1 month [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		36,150,590	36,674,487
Up to 1 month [member] | Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		119,712	30,012
Up to 1 month [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,310,020	693,550
Up to 1 month [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		24,108	2,059,807
Up to 1 month [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		7,080	18,909
Up to 1 month [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,568,886	1,356,478
Up to 1 month [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		387,872	583,440
Derivative financial liabilities held for trading		387,923	604,526
Total		(51)	(21,086)
Up to 1 month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		3,763	1,712,865
Derivative financial liabilities held for hedging		6,215	1,479,047
Total		(2,452)	233,818
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,882,118	2,838,329
From 1 to 3 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,042,302	1,842,392
From 1 to 3 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,522,550	785,085
From 1 to 3 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,153,716	1,155
From 1 to 3 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		19,300	4,854
From 1 to 3 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		144,250	204,843
From 1 to 3 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		479,652	711,292
Derivative financial liabilities held for trading		479,288	568,112
Total		364	143,180
From 1 to 3 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		4,061	3,289
Derivative financial liabilities held for hedging		5,065	5,038
Total		(1,004)	(1,749)
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		10,452,259	9,972,511
From 3 to 12 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,874,724	6,642,702
From 3 to 12 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,452,158	2,040,127
From 3 to 12 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		133,232	380,495
From 3 to 12 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		14,185	22,046
From 3 to 12 months [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		821,389	840,606
From 3 to 12 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		156,571	46,535
From 3 to 12 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		1,261,268	2,059,478
Derivative financial liabilities held for trading		1,274,079	2,051,065
Total		(12,811)	8,413
From 3 to 12 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		323,273	13,772
Derivative financial liabilities held for hedging		390,706	28,784
Total		(67,433)	(15,012)
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		11,845,155	13,212,800
From 1 to 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,212,870	1,523,454
From 1 to 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,310,756	2,983,773
From 1 to 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,280,041	5,726,366
From 1 to 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,908,106	2,977,231
From 1 to 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		133,382	1,976
From 1 to 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		993,514	841,875
Derivative financial liabilities held for trading		983,356	1,041,851
Total		10,158	(199,976)
From 1 to 5 years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,750,880	432,103
Derivative financial liabilities held for hedging		1,759,660	406,806
Total		(8,780)	25,297
Over 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		25,323,970	25,406,018
Over 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,473,786	2,392,309
Over 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,918,633	1,591,843
Over 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		428,712	435,141
Over 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		20,449,732	20,063,265
Over 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,053,107	923,460
Over 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		516,340	344,267
Derivative financial liabilities held for trading		514,785	354,758
Total		S/ 1,555	S/ (10,491)

[1]	During the years 2023, 2022 and 2021, the Group recognized gains for S/68,315,000 and losses for S/4,523,000 and S/60,275,000, respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.